Debt Obligations Debt Obligations (Covenants Related To Credit Agrrements) (Narrative) (Details)	12 Months Ended
Dec. 31, 2015
Debt Instrument [Line Items]
Leverage Ratio Maximum	6.0
Maximum Leverage Ratio Permitted	7
Debt instrument covenant minimum fixed charge coverage ratio	1.5
Debt Instrument, Covenant Description	0.66
ETP [Member]
Debt Instrument [Line Items]
Leverage Ratio Maximum	5
Maximum Leverage Ratio Permitted	5.5
Sunoco Logistics [Member]
Debt Instrument [Line Items]
Maximum consolidated EBITDA ratio	5.0
Adjusted EBITDA Ratio	3.6
Sunoco LP [Member]
Debt Instrument [Line Items]
Leverage Ratio Maximum	5.50
Maximum Leverage Ratio Permitted	6.00
Debt Instrument, Covenant Description	50
Acquisition Period [Member] | Sunoco Logistics [Member]
Debt Instrument [Line Items]
Maximum consolidated EBITDA ratio	5.5